Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 24, 2023
Document Effective Date	Dec. 01, 2023
Prospectus Date	Dec. 01, 2023
BNY Mellon Short Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
BNY Mellon Short Term Income Fund | Class Y
Prospectus:
Trading Symbol	BYSYX
BNY Mellon Short Term Income Fund | Class I
Prospectus:
Trading Symbol	BYSIX
BNY Mellon Short Term Income Fund | Class A
Prospectus:
Trading Symbol	BYSAX